Provisions (Tables) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
ProvisionsLineItems [Line Items]
Disclosure of Detailed Information About Provisions

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
CURRENT
Lease contributions	423	412
Onerous contracts	49	264
Make good	921	430
	1,393	1,106

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
NON-CURRENT
Lease contributions	723	910
Make good	1,442	1,801
	2,165	2,711

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2018	1,322	264	2,231	3,817
Additional provisions recognised	573	-	181	754
Unused amounts reversed	-	-	(68)	(68)
Unwinding of discounts	-	-	28	28
Amounts used during the year	(619)	(215)	-	(834)
Exchange differences	(130)	-	(9)	(139)
Balance at 31 July 2018	1,146	49	2,363	3,558

Opening balance at 1 July 2017	997	369	2,066	3,432
Additional provisions recognised	584	-	595	1,179
Unused amounts reversed	-	-	(662)	(662)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(293)	(105)	(77)	(475)
Exchange differences	34	-	38	72
Balance at 31 January 2018	1,322	264	2,231	3,817

Bendon Limited [Member]
ProvisionsLineItems [Line Items]
Disclosure of Detailed Information About Provisions

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

CURRENT
Lease contributions	412	480	342	353
Onerous contracts	264	377	-	233
Make good	430	671	513	200
	1,106	1,528	855	786

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s

NON-CURRENT
Lease contributions	910	702	976	906
Onerous contracts	-	176	275	361
Make good	1,801	1,371	1,304	1,500
	2,711	2,249	2,555	2,767

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions

	Lease	Onerous
	contributions	contracts	Make good	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Opening balance at 1 February 2017	1,182	553	2,042	3,777
Additional provisions recognised	635	-	595	1,230
Unused amounts reversed	-	-	(658)	(658)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(547)	(289)	(77)	(913)
Exchange differences	52	-	58	110
Balance at 31 January 2018	1,322	264	2,231	3,817

Opening balance at 1 July 2016	1,318	275	1,817	3,410
Additional provisions recognised	145	508	353	1,006
Unused amounts reversed	-	-	(112)	(112)
Unwinding of discounts	-	-	(9)	(9)
Amounts used during the period	(269)	(230)	-	(499)
Exchange differences	(12)	-	(7)	(19)
Balance at 31 January 2017	1,182	553	2,042	3,777